Intangible and Crypto Assets - Schedule of Intangible and Crypto Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Intangible and Crypto Assets [Line Items]
USDC tokens and related market-maker receivable	$ 82
Total crypto assets and related balances, net	82		500
Intangible assets subject to amortization:
Total intangible assets, gross	38,874		27,310
Accumulated amortization for:
Total accumulated amortization	(8,469)		(6,357)
Total intangible assets subject to amortization, net	30,323		20,453
Total intangible assets, net	30,405		20,953
Amortization charge for the 6 months ended June 30,	2,296
WECAN tokens [Member]
Schedule of Intangible and Crypto Assets [Line Items]
WECAN tokens			500
Trademarks [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	1,912		676
Accumulated amortization for:
Total accumulated amortization	(82)		(31)
Patents [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	2,282		2,281
Accumulated amortization for:
Total accumulated amortization	(2,281)		(2,281)
License agreements [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	5,336		5,449
Accumulated amortization for:
Total accumulated amortization	(3,365)		(2,463)
Customer relationships [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	12,730		13,127
Accumulated amortization for:
Total accumulated amortization	(614)		(288)
Technology [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	12,908
Accumulated amortization for:
Total accumulated amortization	(219)
Other intangibles [Member]
Intangible assets subject to amortization:
Total intangible assets, gross	3,624		5,277
Accumulated amortization for:
Total accumulated amortization	$ (1,908)		$ (1,294)